Trade Receivables and Other - Additional Information (Detail)			12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of trade and other receivables [line items]
Reversal of impairment allowance			€ (700,000)	€ 800,000
Factored assets	€ 642,000,000		642,000,000	681,000,000
Factored assets, derecognized from Consolidated Statement of Financial Position	473,000,000		473,000,000	566,000,000
Factored assets, recognized in Consolidated Statement of Financial Position	169,000,000		169,000,000	115,000,000
Debt due factor	€ 0		€ 0	€ 1,000,000
Factoring of receivables [member] | Muscle Shoals factoring facility [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 325,000,000
Accounts receivable factoring agreement maturity date	Jan. 24, 2018	Jan. 24, 2018
Factoring of receivables [member] | Muscle Shoals factoring facility [member] | 2018 amendment [member]
Disclosure of trade and other receivables [line items]
Accounts receivable factoring agreement amendment date	Jan. 02, 2018	Jan. 02, 2018
Factoring of receivables [member] | Muscle Shoals factoring facility [member] | 2017 amendment [member]
Disclosure of trade and other receivables [line items]
Accounts receivable factoring agreement amendment date	Jan. 31, 2017	Jan. 31, 2017
France [member] | Factoring of receivables [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	€ 235,000,000
Accounts receivable factoring agreement maturity date	Oct. 29, 2021	Oct. 29, 2021
Accounts receivable factoring agreement amendment date	Apr. 19, 2017	Apr. 19, 2017
Germany Switzerland and Czech Republic [Member] | Factoring of receivables [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	€ 150,000,000
Accounts receivable factoring agreement maturity date	Oct. 29, 2021	Oct. 29, 2021
United States [member] | Factoring of receivables [member] | Constellium automotive [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 25,000,000
Accounts receivable factoring agreement maturity date	Dec. 12, 2018	Dec. 12, 2018
Accounts receivable factoring agreement amendment date	Dec. 13, 2017	Dec. 13, 2017